REVENUE RECOGNITION - Schedule of Contract Balances (Details) - USD ($) $ in Thousands	Jan. 31, 2025	Jan. 31, 2024
Revenue from Contract with Customer [Abstract]
Accounts receivable, net	$ 109,374	$ 113,260
Contract assets, net	6,941	8,859
Contract liabilities	107,451	93,778
Long-term contract liabilities	$ 22,868	$ 29,362